Summary of Significant Accounting Policies (Details) - Schedule of Management Consulting Services - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of management consulting services [Abstract]
Industrial operation services-consulting management service	$ 789,195	$ 146,245
Management and assessment services	401,676	440,254	19,676
Consulting services relating to debt collection		206,792	2,108,477
HealthCare services, net	6,928		4,527
Revenues from services	$ 1,197,799	$ 793,291	$ 2,132,680